Schedule of bank and other borrowings (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Total bank and other borrowings		$ 5,563,012	$ 3,766,634
Less: current portion of bank and other borrowings		(5,038,996)	(3,766,634)
Non-current portion of bank and other borrowings		524,016
Agricultural Bank of China [Member]
Total bank and other borrowings		1,449,696	1,378,037
Bank of Communications [Member]
Total bank and other borrowings		1,449,696	413,411
Ping An International Financial Leasing Co Ltd [Member]
Total bank and other borrowings		783,704
China Zheshang Bank Co Ltd [Member]
Total bank and other borrowings	[1]	724,848
China Merchants Bank [Member]
Total bank and other borrowings		579,879	413,411
Changshu Rural Commercial Bank [Member]
Total bank and other borrowings		434,909	413,411
Shenzhen Qianhai We Bank Co Ltd [Member]
Total bank and other borrowings		111,286	776,294
Industrial and Commercial Bank of China [Member]
Total bank and other borrowings	[2]	28,994
Prince Jewellery and Watch Shanghai Co Ltd [Member]
Total bank and other borrowings			275,607
Bank of Jiangsu [Member]
Total bank and other borrowings			$ 96,463

[1]	The loan is guaranteed by Lin Tan, COO of the Company.
[2]	The loan was repaid in full upon its maturity.